Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,	As of June 30,
	2025	2026
		(unaudited)
Miners	$112,543	$112,543
Less: accumulated depreciation	(9,201)	(19,720)
Less: impairment	(12,416)	(61,643)
Total property and equipment, net	$90,926	$31,180

Depreciation expense for the six months ended June 30, 2025 and 2026 were $4.0 million and $10.5 million, respectively. Impairment loss recorded for the six months ended June 30, 2025 and 2026 was nil and $49.2 million, respectively.